Property and equipment, net (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Impairment to property, plant and equipment	$ 0	$ 5,579,631
Property plant and equipment, additions
Disposals of property and equipment		1,546
Disposals of property and equipment	0
Depreciation expenses	18,306	21,013
Depreciation from discontinued operations	$ 0	$ 2,657